                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-02281

                      THE HARTFORD INCOME SHARES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-4586

Date of fiscal year end: July 31, 2004

Date of reporting period: October 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 THE HARTFORD INCOME SHARES FUND, INC.

 SCHEDULE OF INVESTMENTS
 OCTOBER 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
ASSET BACKED AND COMMERCIAL MORTGAGE SECURITIES -- 0.7%
            FINANCE -- 0.7%
 $  355     AQ Finance CEB Trust,
              6.93%, 8-25-2033 M##............................  $    352
    500     NWA Trust,
              13.875%, 6-21-2008..............................       410
                                                                --------
            Total asset backed and
              commercial mortgage securities
              (cost $848).....................................  $    762
                                                                --------
CORPORATE BONDS: INVESTMENT GRADE -- 70.1%
            BASIC MATERIALS -- 5.0%
    500     Newmont Mining Corp.,
              8.625%, 5-15-2011...............................       616
    300     Olin Corp.,
              9.125%, 12-15-2011..............................       375
    685     Phelps Dodge Corp.,
              8.75%, 6-1-2011.................................       847
    250     Phelps Dodge Corp.,
              9.50%, 6-1-2031.................................       371
  2,000     Union Carbide Corp.,
              7.75%, 10-1-2096................................     1,860
  1,000     Westvaco Corp.,
              8.20%, 1-15-2030................................     1,206
                                                                --------
                                                                   5,275
                                                                --------
            CAPITAL GOODS -- 2.0%
    525     Bombardier, Inc.,
              6.75%, 5-1-2012 M...............................       492
  1,250     Bombardier, Inc.,
              7.45%, 5-1-2034 M...............................     1,096
    170     Briggs & Stratton Corp.,
              8.875%, 3-15-2011...............................       205
  1,250     Tyco International Group S.A.,
              7.00%, 6-15-2028................................     1,429
                                                                --------
                                                                   3,222
                                                                --------
            CONSUMER CYCLICAL -- 10.6%
  1,000     Albertson's, Inc.,
              8.70%, 5-1-2030.................................     1,292
  1,000     Federated Department Stores, Inc.,
              8.50%, 6-1-2010.................................     1,223
  4,000     Ford Motor Co.,
              7.45%, 7-16-2031................................     3,895
  1,000     Ford Motor Co.,
              7.70%, 5-15-2097................................       954
  1,000     General Motors Corp.,
              8.25%, 7-15-2023................................     1,042
  1,000     General Motors Corp.,
              8.375%, 7-15-2033...............................     1,041
    500     May Department Stores Co.,
              8.50%, 6-1-2019.................................       631
  1,000     TRW, Inc.,
              7.75%, 6-1-2029.................................     1,239
                                                                --------
                                                                  11,317
                                                                --------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            ENERGY -- 6.9%
 $  850     Burlington Resources, Inc.,
              9.125%, 10-1-2021...............................  $  1,159
  1,500     Columbia Energy Group,
              7.62%, 11-28-2025...............................     1,594
  1,000     ConocoPhillips Holding Co.,
              6.95%, 4-15-2029................................     1,169
    750     Halliburton Co.,
              5.625%, 12-1-2008...............................       793
  1,000     Occidental Petroleum Corp.,
              8.45%, 2-15-2029................................     1,361
  1,000     Valero Energy Corp.,
              8.75%, 6-15-2030................................     1,327
                                                                --------
                                                                   7,403
                                                                --------
            FINANCE -- 15.2%
    500     Capital One Bank,
              8.25%, 6-15-2005................................       517
  1,000     CNA Financial Corp.,
              7.25%, 11-15-2023...............................     1,060
  1,000     EOP Operating L.P.,
              7.50%, 4-19-2029................................     1,139
  1,000     ERAC USA Finance Co.,
              8.00%, 1-15-2011 M..............................     1,191
  3,000     Farmers Exchange Capital,
              7.20%, 7-15-2048 M..............................     3,004
  2,650     General Motors Acceptance Corp.,
              8.00%, 11-1-2031................................     2,743
    500     Household Finance Corp.,
              7.00%, 5-15-2012................................       578
    250     Liberty Mutual Group,
              7.00%, 3-15-2034 M..............................       252
  1,000     Mony Group, Inc.,
              8.35%, 3-15-2010................................     1,189
  1,000     ReliaStar Financial Corp.,
              8.00%, 10-30-2006...............................     1,099
  1,000     Spieker Properties, Inc.,
              7.50%, 10-1-2027................................     1,135
  1,000     Travelers Property Casualty Corp.,
              7.75%, 4-15-2026................................     1,202
                                                                --------
                                                                  15,109
                                                                --------
            SERVICES -- 10.6%
  1,000     Belo Corp., 7.25%,
              9-15-2027.......................................     1,102
    750     Clear Channel Communications, Inc.,
              7.65%, 9-15-2010................................       858
  1,000     Comcast Cable Communications, Inc.,
              8.50%, 5-1-2027.................................     1,307
  1,000     Cox Enterprises, Inc.,
              8.00%, 2-15-2007 M..............................     1,080
    750     Electronic Data Systems Corp.,
              7.45%, 10-15-2029...............................       759
  1,000     FedEx Corp.,
              7.84%, 1-30-2018................................     1,084
  1,000     Hearst-Argyle Television, Inc.,
              7.00%, 1-15-2018................................     1,136
    750     Hilton Hotels Corp.,
              8.25%, 2-15-2011................................       894
  1,500     News America Holdings, Inc.,
              8.875%, 4-26-2023...............................     1,973

 THE HARTFORD INCOME SHARES FUND, INC.

 OCTOBER 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
            SERVICES -- (CONTINUED)
 uv$500     USA Networks, Inc.,
              6.75%, 11-15-2005...............................  $    519
    500     USA Waste Management, Inc.,
              7.125%, 12-15-2017..............................       579
                                                                --------
                                                                  11,291
                                                                --------
            TECHNOLOGY -- 13.1%
  1,500     AT&T Wireless Services, Inc.,
              8.75%, 3-1-2031.................................     2,014
  1,130     Computer Associates International, Inc.,
              6.375%, 4-15-2005...............................     1,150
  1,500     Cox Communications, Inc.,
              6.80%, 8-1-2028.................................     1,556
  1,000     Raytheon Co.,
              7.20%, 8-15-2027................................     1,162
    270     Rogers Cable, Inc.,
              6.25%, 6-15-2013................................       269
    500     Rogers Cable, Inc.,
              8.75%, 5-1-2032.................................       557
    250     Sprint Capital Corp.,
              6.00%, 1-15-2007................................       264
  1,500     Sprint Capital Corp.,
              6.875%, 11-15-2028..............................     1,611
  1,500     Tele-Communications, Inc.,
              9.80%, 2-1-2012.................................     1,933
    400     TELUS Corp.,
              8.00%, 6-1-2011.................................       473
    700     Time Warner Companies, Inc.,
              6.625%, 5-15-2029...............................       745
  1,800     Time Warner Entertainment Co. L.P.,
              8.375%, 7-15-2033...............................     2,265
     @@     VoiceStream Wireless Corp.,
              10.375%, 11-15-2009 V...........................        @@
     @@     VoiceStream Wireless Corp.,(Baby Bonds)
              10.375%, 11-15-2009 V...........................        @@
                                                                --------
                                                                  13,999
                                                                --------
            TRANSPORTATION -- 2.5%
  1,000     Continental Airlines, Inc.,
              7.92%, 5-1-2010.................................       987
    500     Delta Air Lines, Inc.,
              7.57%, 5-18-2012................................       474
  1,000     Norfolk Southern Corp.,
              8.625%, 5-15-2010...............................     1,210
                                                                --------
                                                                   2,671
                                                                --------
            UTILITIES -- 4.2%
  1,000     American Electric Power Co., Inc.,
              6.125%, 5-15-2006...............................     1,047
  1,000     CMS Panhandle Holding Co.,
              7.00%, 7-15-2029................................     1,101

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            UTILITIES -- (CONTINUED)
 $  750     FirstEnergy Corp.,
              6.45%, 11-15-2011...............................  $    822
  1,400     TXU Corp.,
              6.375%, 6-15-2006...............................     1,471
                                                                --------
                                                                   4,441
                                                                --------
            Total corporate bonds:
              investment grade
              (cost $62,872)..................................  $ 74,728
                                                                --------
CORPORATE BONDS: NON-INVESTMENT GRADE -- 26.4%
            BASIC MATERIALS -- 3.0%
  1,000     Abitibi-Consolidated, Inc.,
              8.85%, 8-1-2030.................................     1,012
    750     Equistar Chemicals L.P.,
              10.125%, 9-1-2008...............................       862
    500     Hercules, Inc.,
              11.125%, 11-15-2007.............................       605
    235     Nova Chemicals Corp.,
              7.00%, 5-15-2006................................       247
    250     Stone Container Corp.,
              9.75%, 2-1-2011.................................       279
    163     United States Steel LLC,
              10.75%, 8-1-2008................................       193
                                                                --------
                                                                   3,198
                                                                --------
            CAPITAL GOODS -- 0.2%
    200     Jorgensen (Earle M.) Co.,
              9.75%, 6-1-2012.................................       222
                                                                --------
            CONSUMER CYCLICAL -- 1.9%
    500     Delhaize America, Inc.,
              9.00%, 4-15-2031................................       604
    120     Dillard's, Inc.,
              6.625%, 1-15-2018...............................       114
     85     Dillard's, Inc.,
              7.13%, 8-1-2018.................................        84
    225     Navistar International Corp.,
              9.375%, 6-1-2006................................       243
  1,000     Toys R US, Inc.,
              7.375%, 10-15-2018..............................       930
                                                                --------
                                                                   1,975
                                                                --------
            ENERGY -- 1.6%
    500     Williams Companies, Inc.,
              7.125%, 9-1-2011................................       560
  1,000     Williams Companies, Inc.,
              7.625%, 7-15-2019...............................     1,125
                                                                --------
                                                                   1,685
                                                                --------
            FINANCE -- 0.8%
    100     IPC Acquistion Corp.,
              11.50%, 12-15-2009..............................       110
    750     Qwest Capital Funding, Inc.,
              6.50%, 11-15-2018...............................       587
    115     Western Financial Bank,
              9.625%, 5-15-2012...............................       131
                                                                --------
                                                                     828
                                                                --------

 THE HARTFORD INCOME SHARES FUND, INC.

 OCTOBER 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
CORPORATE BONDS: NON-INVESTMENT
GRADE -- (CONTINUED)
            vHealth Care -- 1.6%
 $  540     Select Medical Corp.,
              9.50%, 6-15-2009................................  $    585
    925     Tenet Healthcare Corp.,
              5.00%, 7-1-2007.................................       920
    150     United Surgical Partners International, Inc.,
              10.00%, 12-15-2011..............................       172
                                                                --------
                                                                   1,677
                                                                --------
            SERVICES -- 4.9%
    250     Mandalay Resort Group,
              7.625%, 7-15-2013...............................       269
  1,000     MGM Mirage, Inc.,
              8.50%, 9-15-2010................................     1,150
  1,250     Park Place Entertainment Corp.,
              8.50%, 11-15-2006...............................     1,375
    750     Service Corp. International,
              6.50%, 3-15-2008................................       788
    650     Six Flags, Inc.,
              9.50%, 2-1-2009.................................       649
    750     Starwood Hotels & Resorts Worldwide, Inc.,
              7.375%, 5-1-2007................................       807
    150     Stewart Enterprises, Inc.,
              10.75%, 7-1-2008................................       165
                                                                --------
                                                                   5,203
                                                                --------
            TECHNOLOGY -- 8.9%
  1,750     AT&T Corp.,
              8.75%, 11-15-2031...............................     2,026
    675     Charter Communications Holdings LLC,
              10.00%, 5-15-2011...............................       540
    260     Charter Communications Holdings LLC,
              8.25%, 4-1-2007.................................       246
    500     Citizens Communications Co.,
              9.00%, 8-15-2031................................       534
    750     Dobson Communications Corp.,
              10.875%, 7-1-2010...............................       577
    375     Hyperion Telecommunications,
              12.25%, 9-1-2004 --M6IV.........................       247
    145     Level 3 Communications, Inc.,
              9.125%, 5-1-2008................................       116
    250     Level 3 Communications, Inc.,
              11.00%, 3-15-2008...............................       207
    595     Level 3 Communications, Inc.,
              11.25%, 3-15-2010...............................       472
  1,500     Lucent Technologies, Inc.,
              6.45%, 3-15-2029................................     1,288
     99     MCI, Inc.,
              5.91%, 5-1-2007.................................        99
     99     MCI, Inc.,
              6.69%, 5-1-2009.................................        98
     85     MCI, Inc.,
              7.74%, 5-1-2014.................................        82
    310     Nextel Communications, Inc.,
              9.375%, 11-15-2009..............................       325
    650     Nortel Networks Corp.,
              6.875%, 9-1-2023................................       604
    650     Nortel Networks Ltd.,
              6.125%, 2-15-2006...............................       664

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
            TECHNOLOGY -- (CONTINUED)
 $  200     PanAmSat Corp.,
              6.875%, 1-15-2028...............................  $    176
    100     Qwest Corp., 6.875%,
              9-15-2033.......................................        86
  1,000     Rogers Cantel, Inc.,
              9.75%, 6-1-2016.................................     1,150
                                                                --------
                                                                   9,537
                                                                --------
            TRANSPORTATION -- 0.7%
    170     CP Ships Ltd.,
              10.375%, 7-15-2012..............................       196
  1,200     Delta Air Lines, Inc.,
              10.50%, 4-30-2016 V.............................       531
                                                                --------
                                                                     727
                                                                --------
            UTILITIES -- 2.8%
    115     Calpine Corp.,
              7.875%, 4-1-2008................................        69
    310     Calpine Corp.,
              8.50%, 2-15-2011................................       177
  1,000     El Paso Corp.,
              8.05%, 10-15-2030...............................       928
    720     Sierra Pacific Power Co.,
              8.00%, 6-1-2008.................................       792
  1,000     TECO Energy, Inc.,
              7.20%, 5-1-2011.................................     1,090
                                                                --------
                                                                   3,056
                                                                --------
            Total corporate bonds:
              non-investment grade
              (cost $26,392)..................................  $ 28,108
                                                                --------
U.S. GOVERNMENT AGENCIES -- 0.8%
            FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.2%
     42     10.50% 2017.......................................        48
     26     11.25% 2010.......................................        29
     18     11.50% 2015.......................................        20
     36     11.75% 2010.......................................        40
     23     9.00% 2022........................................        25
                                                                --------
                                                                     162
                                                                --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
     92     10.50% 2017 -- 2020...............................       104
     87     11.00% 2011 -- 2018...............................        99
     17     12.00% 2014.......................................        19
     28     12.50% 2015.......................................        31
    138     8.00% 2024 -- 2025................................       151
                                                                --------
                                                                     404
                                                                --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
    128     9.00% 2021........................................       145
     80     9.50% 2020........................................        90
                                                                --------
                                                                     235
                                                                --------
            Total U.S. government agencies
              (cost $735).....................................  $    801
                                                                --------

 THE HARTFORD INCOME SHARES FUND, INC.

 OCTOBER 31, 2004 (UNAUDITED)
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                         VALUE +
---------                                                       --------
COMMON STOCK -- 0.5%
            CONSUMER CYCLICAL -- 0.0%
 $    1     Hosiery Corp. of America, Inc., Class A --VI......         r
                                                                --------
            TECHNOLOGY -- 0.5%
      2     Global Crossing Ltd. --...........................  $     21
     13     MCI, Inc. ........................................       222
      7     McLeod USA, Inc. (Warrants) --....................         1
      1     Minorplanet Systems USA, Inc. (Warrants) --VI.....         r
      5     NTL, Inc. --......................................       335
                                                                --------
                                                                     579
                                                                --------
            Total common stock
              (cost $392).....................................  $    579
                                                                --------
PREFERRED STOCKS -- 0.0%
            TECHNOLOGY -- 0.0%
      3     McLeod USA, Inc.,
              2.50%, Conv. Pfd. 4-18-2012 --..................  $      5
                                                                --------
            Total preferred stocks
              (cost $21)......................................  $      5
                                                                --------
            Total investments in securities
              (cost $91,260) O................................  $104,983
                                                                --------
            Other assets and liabilities......................  $  1,662
                                                                --------
            Total net assets..................................  $106,645
                                                                --------

Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.36% of total net asset at October 31, 2004.

  -- Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

  X Debt security in default due to bankruptcy. This security matured while in bankruptcy. The fund is expected to receive common stock in exchange of the defaulted bonds.

  O At October 31, 2004, the cost of securities for federal income tax purposes is $91,318 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation.........................  $15,483
      Unrealized depreciation.........................   (1,818)
                                                        -------
      Net unrealized appreciation.....................  $13,665
                                                        =======

   + For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

  V The following securities are considered illiquid. Securities identified below as 144A are securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors".

      PERIOD     SHARES/                                     COST
      ACQUIRED     PAR                SECURITY              BASIS
      --------   -------              --------              ------
      1996        1,200    Delta Air Lines, Inc. due 2016   $1,402
      1994            1    Hosiery Corp. of America, Inc.        8
                           Class A - 144A
      2000          375    Hyperion Telecommunications due     267
                           2004
      1998            1    Minorplanet Systems USA               5
                           (Warrants) - 144A
      1998            r    VoiceStream Wireless Corp. due        r
                           2009
      2001           16    VoiceStream Wireless Corp. due        r
                           2009

     The aggregate value of these securities at October 31, 2004 was $778, which represents 0.73% of total net assets.

  M Securities issued within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at October 31, 2004, was $7,467, which represents 7.00% of total net assets.

  I Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities at October 31, 2004, was $247, which represents 0.23% of total net assets.

 ## Variable rate securities; the yield reported is the rate in effect at October 31, 2004.

 M The interest rate disclosed for these securities represents the effective yield on the date of acquisition.

@@ Due to the presentation of the financial statements in thousands, the number or shares and/or dollars round to zero.

DISTRIBUTION BY CREDIT QUALITY
as of October 31, 2004

                                                  PERCENTAGE OF
RATING                                              HOLDINGS
------                                            -------------
AAA                                                     0.8%
A                                                       4.8%
BBB                                                    66.1%
BB                                                     15.7%
B                                                       7.8%
CCC                                                     3.5%
CC                                                      0.8%
NR                                                      0.5%
                                                      -----
Total                                                 100.0%
                                                      =====

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              THE HARTFORD INCOME SHARES FUND, INC.


Date:  December 14, 2004      By:  /s/David M. Znamierowski
                                   ------------------------
                                   David M. Znamierowski
                                   Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  December 14, 2004      By: /s/David M. Znamierowski
                                  ------------------------
                                  David M. Znamierowski
                                  Its: President

Date:  December 14, 2004      By: /s/Tamara L. Fagely
                                  -------------------
                                  Tamara L. Fagely
                                  Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST

99.CERT           10(a)    Certifications

                           (i) Section 302 certification of principal executive officer

                           (ii) Section 302 certification of principal financial officer